Asset Retirement Obligation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Asset Retirement Obligation [Abstract] [Standard Label]
Schedule of asset retirement obligation
Asset retirement obligation	2,023,329	1,990,399
	2,023,329	1,990,399

Asset retirement obligation	2,056,259	1,990,399
	2,056,259	1,990,399

Asset retirement obligation	1,990,399	873,334
	1,990,399	873,334

Asset retirement obligation	873,334	Nil
	873,334	Nil